Shareholders’ Equity	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
SHAREHOLDERS’ EQUITY
17.	SHAREHOLDERS’ EQUITY

Ordinary shares

On March 3, 2025, the Company held an Extraordinary General Meeting and approved the authorized share capital of the Company shall be re-classified by re-classifying 780,000,000 shares of a par value of USD0.0000625 each as 780,000,000 class A ordinary shares of a par value of USD0.0000625 each (the “Class A Shares”, each such share carrying one (1) vote per share with all rights, restrictions and privileges remaining identical to the existing shares of the Company) and 20,000,000 shares of a par value of USD0.0000625 each as 20,000,000 class B shares of USD0.0000625 each (the “Class B Shares”, each such share carrying thirty (30) votes per share with such rights, restrictions and privileges as set out in the second amended and restated memorandum of association and articles of association of the Company so that the authorized share capital of the Company shall be changed from USD50,000 divided into 800,000,000 shares of a par value of USD0.0000625 each to USD50,000 divided into 800,000,000 shares of a par value of USD0.0000625 each comprised of 780,000,000 Class A Shares of a par value of USD0.0000625 each and 20,000,000 Class B Shares of a par value of USD0.0000625 each, such shares having the rights, restrictions and privileges as set out in the second amended and restated memorandum of association and articles of association of the Company.

On June 16, 2025, the Company effected a share consolidation at a ratio of 5-to-1. As a result of the share consolidation, the Company has 156,000,000 authorized Class A ordinary shares with a par value of USD0.0003125 per ordinary share and 4,000,000 Class B ordinary shares with a par value of USD0.0003125 per ordinary share, and 3,464,018 Class A ordinary shares and 600,000 Class B ordinary shares issued and outstanding.

On February 9, 2026, the Company entered into securities purchase agreements with several investors and a placement agency agreement with D. Boral Capital LLC (lead placement agent) and uSmart Securities Limited (joint placement agent), pursuant to which the Company agreed to issue and sell 14,850,000 Class A ordinary shares of par value USD0.0003125 each at a public offering price of USD0.5454 per share. The offering closed on February 11, 2026.

Gross proceeds were approximately USD8.1 million. The Company paid the lead placement agent a cash fee equal to 5.0% of the aggregate gross proceeds and reimbursed certain offering expenses. Net proceeds of approximately HKD58 million (equivalent to approximately USD7.5 million) were received by the Company and recorded as an increase in Class A ordinary share capital at par value, with the remainder recorded in additional paid-in capital, net of issuance costs. The Company intends to use the net proceeds for business expansion and working capital.

On May 18, 2026, the Company effected a share consolidation at a ratio of 8-to-1. As a result of the share consolidation, the Company now has 19,500,000 authorized Class A ordinary shares with par value of USD0.0025 per ordinary share and 500,000 Class B ordinary shares with a par value of USD0.0025 per ordinary share, and 2,289,253 Class A ordinary shares and 75,000 Class B ordinary shares issued and outstanding as of 30 June 2026.